UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22180

Meyers Capital Investments Trust

 (Exact Name of Registrant as Specified in Charter)

2695 Sandover Road

Columbus, OH 43220

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code:  (614) 442-0384

Frank B. Meyers

2695 Sandover Road

Columbus, OH 43220

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:  508-276-1705

Date of fiscal year end: May 31

Date of reporting period: November 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

November 30, 2013

(UNAUDITED)

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

PORTFOLIO ILLISTRATION

NOVEMBER 30, 2013 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Meyers Capital Aggressive Growth Fund
	Schedule of Investments
	November 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 94.71%

Communication Services, NEC - 1.13%
4,000	Calix, Inc. *	$ 40,960

Computer Communications Equipment - 1.90%
1,000	Extreme Networks, Inc. *	6,950
3,000	Silver Spring Networks, Inc. *	62,070
		69,020
Crude Petroleum & Natural Gas - 9.28%
5,714	Jones Energy, Inc. Class A *	82,567
2,000	Sanchez Energy Corp. *	51,340
5,564	Synergy Resources Corp. *	52,524
14,200	Triangle Petroleum Corp. *	150,804
		337,235
Electromedical & Electrotherapeutic Apparatus - 3.33%
1,000	Cynosure, Inc. Class A *	25,890
3,100	Fonar Corp. *	59,830
2,000	ZELTIQ Aesthetics, Inc.	35,080
		120,800
Electronic Connectors - 3.98%
5,000	Methode Electronics, Inc.	144,650

Finance Services - 0.94%
1,500	Blackhawk Network Holdings, Inc. *	34,185

Fire, Marine & Casualty Insurance - 2.05%
6,000	Universal Insurance Holdings, Inc.	74,400

Food & Kindred Products - 2.71%
4,000	Amira Nature Foods Ltd. (United Arab Emirates) *	63,400
2,300	Boulder Brands, Inc. *	35,213
		98,613
Footwear - 2.31%
2,500	Skechers USA, Inc. Class A *	84,050

Industrial & Commercial Fans & Blowers & Air Purifying Equipment - 1.01%
2,312	CECO Environmental Corp.	36,830

Medicinal Chemicals & Botanical Products - 0.51%
700	Enzymotec Ltd. (Israel) *	18,452

Metal Forging & Stamping - 1.91%
3,000	Shiloh Industries, Inc. *	69,540

Motor Vehicle Parts & Accessories - 1.60%
500	Gentex Corp.	14,905
2,015	Tower International, Inc. *	43,303
		58,208
Motorcycles, Bicycles & Parts - 1.62%
3,200	Fox Factory Holding Corp. *	58,816

Oil & Gas Field Exploration Services - 4.37%
14,000	Kodiak Oil & Gas Corp. *	158,760

Pharmaceutical Preparations - 17.56%
27,000	Galena Biopharma, Inc. *	108,000
500	Gentium S.P.A. ADR *	27,110
1,000	INSYS Therapeutics, Inc. *	44,100
2,000	Jazz Pharmaceuticals, Plc. (Ireland) *	233,840
2,500	Ligand Pharmaceuticals, Inc. Class B *	139,200
9,000	POZEN, Inc. *	71,100
3,000	Prana Biotechnology Ltd. ADR *	14,730
		638,080
Radio & TV Broadcasting & Communication - 4.59%
6,500	Arris Group, Inc. *	133,380
2,065	CommScope Holding Company, Inc. *	33,226
		166,606
Semiconductors & Related Devices - 12.18%
8,300	Alliance Fiber Optic Products, Inc. *	122,425
6,000	Applied Optoelectronics, Inc. *	79,140
10,000	Himax Technologies, Inc. ADR	100,000
2,000	NXP Semiconductors NV (Netherlands) *	85,000
5,000	On Track Innovations Ltd. (Israel) *	16,050
1,500	Skyworks Solutions, Inc. *	39,885
		442,500
Services-Business Services, NEC - 6.97%
3,500	InterCloud Systems, Inc. *	27,965
3,500	PowerSecure International, Inc. *	61,495
3,500	Qiwi Plc. ADR	163,730
		253,190
Services-Computer Programming - 3.89%
2,800	Synaptics, Inc. *	141,428

Services-Equipment Rental & Leasing, NEC - 5.45%
3,000	Air Lease Corp.	95,010
1,500	United Rentals, Inc. *	103,095
		198,105
Services-Prepackaged Software - 0.71%
1,500	AVG Technologies N.V. (Netherlands) *	25,920

Special Industry Machinery - 0.50%
1,500	Adept Technology, Inc. *	18,285

State Commercial Banks - 0.66%
1,000	First Internet Bancorp	23,920

Surgical & Medical Instruments - 0.47%
500	Anika Therapeutics, Inc. *	17,175

Telephone & Telegraph Apparatus - 2.45%
5,000	Clearfield, Inc. *	88,950

Transportation Services - 0.63%
1,000	XPO Logistics, Inc. *	22,960

TOTAL FOR COMMON STOCKS (Cost $3,031,634) - 94.71%		3,441,638

SHORT-TERM INVESTMENTS - 8.41%
305,771	Huntington Money Market IV 0.01% **	305,771
TOTAL FOR SHORT-TERM INVESTMENTS (Cost $305,771) - 8.41%		305,771

TOTAL INVESTMENTS (Cost $3,337,405) - 103.12%		3,747,409

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.12)%		(113,507)

NET ASSETS - 100.00%		$ 3,633,902

* Non-income producing securities during the period.
** Variable rate security; the money market rate shown represents the yield at November 30, 2013.
ADR - American depositary receipt.
The accompanying notes are an integral part of these financial statements.

Meyers Capital Aggressive Growth Fund
Statement of Assets and Liabilities
November 30, 2013 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $3,337,405)	$ 3,747,409
Receivables:
Dividends and Interest	1,052
Total Assets	3,748,461
Liabilities:
Payables:
Securities Purchased	109,141
Due to Advisor	5,418
Total Liabilities	114,559
Net Assets	$ 3,633,902

Net Assets Consist of:
Paid-In Capital	$ 2,784,148
Accumulated Undistributed Net Investment Loss	(24,514)
Accumulated Undistributed Realized Gain on Investments	464,264
Unrealized Appreciation in Value of Investments	410,004
Net Assets, for 281,710 Shares Outstanding	$ 3,633,902

Net Asset Value Per Share	$ 12.90

Minimum Redemption Price Per Share * (Note 4)	$ 12.77

* The Fund will impose a 1.00% redemption fee on shares redeemed less than one year from the date of purchase.
The accompanying notes are an integral part of these financial statements.

Meyers Capital Aggressive Growth Fund
Statement of Operations
For the six months ended November 30, 2013 (Unaudited)

Investment Income:
Dividends	$ 6,961
Interest	10
Total Investment Income	6,971

Expenses:
Advisory Fees (Note 3)	31,485
Total Expenses	31,485

Net Investment Loss	(24,514)

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	604,519
Net Change in Unrealized Appreciation on Investments	208,572
Realized and Unrealized Gain on Investments	813,091

Net Increase in Net Assets Resulting from Operations	$ 788,577

The accompanying notes are an integral part of these financial statements.

Meyers Capital Aggressive Growth Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	11/30/2013	5/31/2013
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (24,514)	$ (34,657)
Net Realized Gain on Investments	604,519	198,798
Unrealized Appreciation on Investments	208,572	266,042
Net Increase in Net Assets Resulting from Operations	788,577	430,183

Capital Share Transactions (Note 4)	(78,932)	(308,816)

Total Increase in Net Assets	709,645	121,367

Net Assets:
Beginning of Period	2,924,257	2,802,890

End of Period (Including Undistributed Net Investment Income of $0 and $0, respectively)	$ 3,633,902	$ 2,924,257

The accompanying notes are an integral part of these financial statements.

Meyers Capital Aggressive Growth Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months						Period *
	Ended		Years Ended				Ended
	11/30/2013		5/31/2013	5/31/2012	5/31/2011	5/31/2010	5/31/2009

Net Asset Value, at Beginning of Period	$ 10.13		$ 8.70	$ 10.29	$ 7.69	$ 7.07	$ 10.00

Income From Investment Operations:
Net Investment Loss **	(0.09)		(0.11)	(0.10)	(0.04)	(0.02)	(0.11)
Net Gain (Loss) on Securities (Realized and Unrealized)	2.86		1.54	(1.49)	2.65	0.64	(2.82)
Total from Investment Operations	2.77		1.43	(1.59)	2.61	0.62	(2.93)

Distributions:
Net Investment Income	-		-	-	(0.01)	-	-
Total from Distributions	-		-	-	(0.01)	-	-

Net Asset Value, at End of Period	$ 12.90		$ 10.13	$ 8.70	$ 10.29	$ 7.69	$ 7.07

Total Return ***	27.34%	(b)	16.44%	(15.45)%	33.99%	8.77%	(29.30)%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,634		$ 2,924	$ 2,803	$ 3,544	$ 2,597	$ 2,445
Before Waivers
Ratio of Expenses to Average Net Assets	1.90%	(a)	1.90%	1.90%	2.18%	2.87%	2.90%	(a)
Ratio of Net Investment Loss to Average Net Assets	(1.48)%	(a)	(1.23)%	(1.01)%	(1.39)%	(2.58)%	(2.11)%	(a)
After Waivers
Ratio of Expenses to Average Net Assets	1.90%	(a)	1.90%	1.90%	1.23%	0.51%	2.79%	(a)
Ratio of Net Investment Loss to Average Net Assets	(1.48)%	(a)	(1.23)%	(1.01)%	(0.43)%	(0.22)%	(2.00)%	(a)
Portfolio Turnover	350.12%	(b)	420.17%	315.50%	442.59%	169.32%	621.55%	(b)

* For the Period September 2, 2008 (commencement of investment operations) through May 31, 2009.
** Per share net investment loss has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends.
(a) Annualized
(b) Not Annualized
The accompanying notes are an integral part of these financial statements.

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2013 (UNAUDITED)

Note 1. Organization

The Meyers Capital Aggressive Growth Fund (the “Fund”) is the sole series of the Meyers Capital Investments Trust (the “Trust”), a non-diversified, open-end investment company, registered with the Securities and Exchange Commission.  The Trust was organized on January 10, 2008 under the laws of Ohio by an Agreement and Declaration of Trust.  The Fund commenced investment operations on September 2, 2008.  The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series.  The investment advisor to the Fund is Meyers Capital Management Group, LLC (the “Advisor”).  The Fund seeks to achieve long-term appreciation in the value of its shares.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”).

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern Time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Income Taxes- The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

The Fund recognizes tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years 2010-2012, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the six months ended November 30, 2013, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders-   The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Note 3. Investment Management Agreement

The Fund has an investment advisory agreement with Meyers Capital Management Group, LLC (the “Advisor”), under which the Advisor selects the securities and manages the investments for the Fund.  From the Fund's inception to October 1, 2010, the management fee was performance-based.  However, commencing October 1, 2010 the advisory fee does not have a performance element and is equal to an annual fee of 1.90% of the Fund's average daily net assets.   For the six months ended November 30, 2013, the Advisor earned a gross fee of $31,485 from the Fund.  The Fund owed the Advisor $5,418 as of November 30, 2013.

Note 4. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares of separate series, no par value.  The total paid-in capital as of November 30, 2013, was $2,784,148.  Transactions in capital were as follows:

	Six Months Ended November 30, 2013		Year Ended May 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	112	$ 1,300	2,434	$ 31,333
Shares reinvested	-	-	-	-
Shares redeemed	(6,973)	(80,232)	(35,947)	(340,149)
Total decrease	(6,861)	$ (79,932)	(33,513)	$ (308,816)

Shareholders will be subject to a Redemption Fee on redemptions equal to 1% of the net asset value of the Fund shares redeemed within one year after their purchase.  For the six months ended November 30, 2013, there were no redemption fees collected.

Note 5. Investment Transactions

For the six months ended November 30, 2013, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $10,693,341 and $10,817,372, respectively.

Note 6. Fair Value

GAAP establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. It applies to fair value measurements already required or permitted by existing standards. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements).

The three levels of the fair value hierarchy under GAAP are described as follows:

Level 1 – Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Fund has the ability to access.

Level 2 – Quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in inactive markets. Level 2 inputs include those other than quoted prices that are observable for the asset or liability and that are derived principally from, or corroborated by, observable market data by correlation or other means. If the asset or liability has a specified term the Level 2 inputs must be observable for substantially the full term of the asset or liability.

Level 3 – Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used should maximize the use of observable inputs and minimize the use of unobservable inputs.

The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at November 30, 2013 and May 31, 2013.

Investments – Valued at quoted market prices

The preceding methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Fund believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following table presents the Fund’s assets measured at fair value on a recurring basis at November 30, 2013:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$ 3,441,638	-	-	$ 3,441,638
Short-Term Investments:
Huntington Money Market IV	305,771	-	-	305,771
	$ 3,747,409	-	-	$ 3,747,409

The Fund did not have any liabilities that were measured at fair value on the recurring basis at November 30, 2013.

There were no transfers into or out of Level 1 or Level 2 during the six months ended November 30, 2013. The Fund considers transfers into and out of Level 1 and Level 2 as of the end of the reporting period.

The Fund did not hold any Level 3 assets during the six months ended November 30, 2013. For more detail on the investments, please refer to the Schedules of Investments. The Fund did not hold any derivative instruments at any time during the six months ended November 30, 2013.

Note 7. Tax Matters

As of November 30, 2013, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and tax cost of investment securities were as follows:

Capital loss carryforward expiring 5/31/2017+	$ -

Gross unrealized appreciation on investment securities	478,498
Gross unrealized depreciation on investment securities	(68,494)
Net unrealized appreciation on investment securities	$ 410,004

Cost of investment securities, including ST investments #	$ 3,337,405

+ The capital loss carryforward will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

# The difference between the tax cost and book cost basis of investments is due to wash sales disallowed for tax purposes.

The Fund did not pay any distributions during the six months ended November 30, 2013 and year ended May 31, 2013.

The tax character of distributions paid during the six months ended November 30, 2013 and year ended May 31, 2013 were as follows:

                                                                 Six months ended             Fiscal year ended

Distributions paid from:                                    11/30/2013                       5/31/2013

Ordinary Income                                                $        -                            $        -

           Total                                                      $        -                            $        -

Note 8. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of November 30, 2013, Frank and Anita Meyers owned approximately 83% of the Fund and may be deemed to control the Fund.

Note 9.  New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 (the “Pronouncement”) related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which replaced ASU 2011-11. ASU 2011 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective for interim or annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and requires additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (“FASC”).  The ASU is effective for interim and annual reporting periods that begin after December 15, 2013.  Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

Meyers Capital Aggressive Growth Fund
Expense Illustration
November 30, 2013 (Unaudited)

Expense Example

As a shareholder of the Meyers Capital Aggressive Growth Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period, June 1, 2013 through November 30, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	June 1, 2013	November 30, 2013	June 1, 2013 to November 30, 2013

Actual	$1,000.00	$1,273.45	$10.83
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,015.54	$9.60

* Expenses are equal to the Fund's annualized expense ratio of 1.90%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the period).

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

TRUSTEES AND OFFICERS

NOVEMBER 30, 2013 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.  These Trustees each earn $500 per semi-annual period.

Name, Address and Year of Birth[1]	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee During Past 5 Years
Mary Lynn Hohman Address: 2676 Andover Road Columbus, Oh 43221, Year of Birth: 1962	Trustee	Indefinite/ February 12, 2010 to present	Real Estate Agent, Re/Max Associates Realtors, Columbus, OH	1	None
Frank Iafolla Year of Birth: 1945	Trustee	Indefinite/ April 2008 to present	Owner, Pro-Deck (contracting company), 1986-present	1	None

1 Unless otherwise specified, the mailing address of each Trustee is c/o Meyers Capital Investments Trust, 2695 Sandover Road, Columbus, Ohio 43220.

2 The “Fund Complex” consists of Meyers Capital Investments Trust.

The following table provides information regarding each Trustee and Officer who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address and Year of Birth[1]	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee/Officer During Past 5 Years
Frank B. Meyers[2] Year of Birth: 1957	Trustee, President, Treasurer and Chief Compliance Officer	Indefinite/ January 2008 to present	President, Meyers Capital Management Group, LLC (adviser to the Trust), 2008-present; Private Investor, Self-Employed, 2001-2008	1	None
Anita E. Meyers Year of Birth: 1958	Secretary	Indefinite/ January 2008 to present	Pharmacist, Bioscrip, 2002-present	N/A	NA

1Unless otherwise specified, the address of each Trustee and officer is 2695 Sandover Road, Columbus, Ohio 43220.

2 Frank B. Meyers is considered an “Interested” Trustee as defined in the 1940 Act, because he is an officer of the Trust and the Managing Member of the Fund’s Adviser.  Frank B. Meyers and Anita E. Meyers are spouses.

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

ADDITIONAL INFORMATION

NOVEMBER 30, 2013 (UNAUDITED)

The Fund's Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request or by visiting http://meyersfunds.com.  You may call toll-free (866) 232-3837 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 are available without charge upon request by (1) calling the Fund at (866) 232-3837 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on August 31 and February 28. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (866) 232-3837.

Board of Trustees

Frank B. Meyers, Chairman

Frank Iafolla

Mary Lynn Hohman

Investment Adviser

Meyer Capital Management Group, LLC

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

Huntington National Bank

Independent Registered Public Accounting Firm

Skoda, Minotti & Co.

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Meyers Capital Aggressive Growth Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a)As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meyers Capital Investments Trust

By /s/Frank B. Meyers

     Frank B. Meyers

     President and Treasurer

Date: January 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Frank B. Meyers

     Frank B. Meyers

     President and Treasurer

Date January 23, 2014